Document and Entity Information Document	Feb. 09, 2022
Document Type	8-K
Document Period End Date	Feb. 09, 2022
Entity Registrant Name	WALT DISNEY CO/
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38842
Entity Tax Identification Number	83-0940635
Entity Address, Address Line One	500 South Buena Vista Street
Entity Address, City or Town	Burbank
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91521
City Area Code	818
Local Phone Number	560-1000
Entity Information, Former Legal or Registered Name	Not applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	DIS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001744489
Amendment Flag	false